Commitments And Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
2 5 .	COMMITMENTS AND CONTINGENCIES
Capital commitments
The Group’s capital commitments primarily relate to commitments on construction of office building. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB46 million as of December 31, 2022. All of these capital commitments will be fulfilled in the following years according to the construction progress.
Contingencies
On July 7, 2021, the Group, together with certain of its current and former directors and officers and others, were named as defendants in a putative shareholder class action lawsuit filed in the Supreme Court of the State of New York. Since then, two additional class actions have been filed in the Eastern District of New York and the Supreme Court of the State of New York. The class actions are brought on behalf of a putative class of persons who purchased or acquired the Group’s securities pursuant or traceable to the Group’s US IPO. All the complaints allege violations of Sections 11 and 15 of the Securities Act of 1933 based on allegedly false and misleading statements or omissions in the Group’s Registration Statement issued in connection with the US IPO for the disclosure of CRO’s review. In November 2021, the consolidated amended complaint was filed in the Supreme Court of the State of New York, which the Group moved to dismiss in January 2022. Plaintiffs filed their opposition to the Group’s motion to dismiss in March 2022. The Group filed its reply in support of its motion to dismiss in April 2022. A hearing was held in January 2023. The Group is currently not in a position to estimate the possible loss or possible range of loss, if any, associated with the resolution of the lawsuits.
The Group is subject to a number of legal or administrative proceedings that generally arise in the ordinary course of its business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the financial statements.